Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Consolidated Statements Of Operations [Abstract]
Sales	$ 75,622	[1]	$ 73,298	[1]	$ 48,729	[1]
Cost of sales	44,835		43,865		28,849
Gross profit	30,787		29,433		19,880
Operating expenses
Research and development	6,480	[2]	5,465	[2]	4,401	[2]
Sales and marketing	4,418		3,818		3,081
General and administrative	2,843		2,572		2,369
Total operating expenses	13,741		11,855		9,851
Operating income	17,046		17,578		10,029
Financial income, net	263		404		752
Income before income taxes	17,309		17,982		10,781
Income taxes	2,704		905		910
Net income	$ 14,605		$ 17,077		$ 9,871
Income per share:
Basic income per ordinary share (US$)	$ 2.033		$ 2.404		$ 1.424
Diluted income per ordinary share (US$)	$ 1.996		$ 2.357		$ 1.417
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	7,184,114		7,103,021		6,933,576
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	7,318,906		7,246,032		6,968,305

[1]	Including sales to related parties in the amount of US$ 558 thousand, US$ 851 thousand and US$ 1,041 thousand in 2012, 2013 and 2014, respectively.
[2]	Including services from related parties in the amount of US$ 42 thousand, US$ 133 thousand and US$ 243 thousand in 2012, 2013 and 2014, respectively.